Insider Trading Arrangements	12 Months Ended
Dec. 31, 2025
Insider Trading Arrangements [Line Items]
Material Terms of Trading Arrangement [Text Block]

Insider Trading Policies

We have adopted an insider trading policy governing the purchase, sale, and other dispositions of our securities by directors, officers, and employees. A copy of our insider trading policy is attached as an exhibit to our Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Rule 10b5-1 Arrangement Adopted [Flag]	true
Non-Rule 10b5-1 Arrangement Adopted [Flag]	true
Rule 10b5-1 Arrangement Terminated [Flag]	true
Non-Rule 10b5-1 Arrangement Terminated [Flag]	true